REVENUE FROM CONTRACTS WITH CUSTOMERS - Disaggregated Revenue Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disaggregation of Revenue [Line Items]
Revenue from Related Parties	$ 777,373	$ 707,462	$ 593,466
PRC [Member]
Disaggregation of Revenue [Line Items]
Revenue from Related Parties	689,814	614,903	518,170
Non-PRC [Member]
Disaggregation of Revenue [Line Items]
Revenue from Related Parties	87,559	$ 92,559	$ 75,296
Integrated solutions contracts revenue
Disaggregation of Revenue [Line Items]
Revenue from Related Parties	632,100
Integrated solutions contracts revenue | PRC [Member]
Disaggregation of Revenue [Line Items]
Revenue from Related Parties	547,557
Integrated solutions contracts revenue | Non-PRC [Member]
Disaggregation of Revenue [Line Items]
Revenue from Related Parties	84,543
Product [Member]
Disaggregation of Revenue [Line Items]
Revenue from Related Parties	47,424
Product [Member] | PRC [Member]
Disaggregation of Revenue [Line Items]
Revenue from Related Parties	44,408
Product [Member] | Non-PRC [Member]
Disaggregation of Revenue [Line Items]
Revenue from Related Parties	3,016
Maintenance [Member]
Disaggregation of Revenue [Line Items]
Revenue from Related Parties	94,095
Maintenance [Member] | PRC [Member]
Disaggregation of Revenue [Line Items]
Revenue from Related Parties	94,095
Maintenance [Member] | Non-PRC [Member]
Disaggregation of Revenue [Line Items]
Revenue from Related Parties	0
Extended Warranty Service Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from Related Parties	3,754
Extended Warranty Service Revenue [Member] | PRC [Member]
Disaggregation of Revenue [Line Items]
Revenue from Related Parties	$ 3,754